RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF DETAILED INFORMATION ABOUT RELATED PARTY
	Year Ended
	December 31, 2023	December 31, 2022
Salaries and Benefits	3,465	2,435
Stock-Based Compensation	7,470	2,164
Compensation Expenses for Related Parties	10,934	4,599